ORGANIZATION AND BASIS OF PRESENTATION - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
WFOE | Variable Interest Entity, Primary Beneficiary
ORGANIZATION AND BASIS OF PRESENTATION
Revenue from related parties	¥ 26.4	¥ 16.2	¥ 16.9
Administrative expense	16.6	23.0	0.0
Loans received	0.0	29.6	6.9
Loans received from related party	¥ 171.8	¥ 192.5	¥ 190.0
Voting rights proxy agreement
ORGANIZATION AND BASIS OF PRESENTATION
Agreement term	20 years
Technology consultation and service agreement
ORGANIZATION AND BASIS OF PRESENTATION
Agreement term	20 years